Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	¥ 66,700	$ 9,938	¥ 59,337
Exchange difference	10
Additions	9,671
Depreciation	(2,309)
Disposal	(9)
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	74,824		65,152
Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(8,124)		(5,815)
Laboratory Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	30,893		32,276
Additions	252
Depreciation	(1,631)
Disposal	(4)
Laboratory Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	36,126		35,878
Laboratory Equipment | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(5,233)		(3,602)
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	2,632		3,082
Depreciation	(450)
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	4,703		4,703
Leasehold Improvements | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(2,071)		(1,621)
Office Equipment, Furniture and Others
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	902		401
Exchange difference	10
Additions	724
Depreciation	(228)
Disposal	(5)
Office Equipment, Furniture and Others | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	1,722		993
Office Equipment, Furniture and Others | Accumulated depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	(820)		(592)
Assets Under Construction
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	32,273		23,578
Additions	8,695
Assets Under Construction | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	¥ 32,273		¥ 23,578